WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.9%
Alabama - 5.3%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/52	$1,250,000	$1,346,251
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	450,000	456,958	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	11,020,000	11,380,958
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	1,750,000	1,793,072
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	2,050,000	2,171,240

Total Alabama				17,148,479

Alaska - 0.6%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	600,000	611,173	(a)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A	4.000%	6/1/36	1,200,000	1,191,840

Total Alaska				1,803,013

Arizona - 3.9%
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	750,000	761,322	(b)
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/46	3,175,000	3,141,985	(b)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	1,500,000	1,339,339	(b)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	881,797	(b)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	6,503,522	(b)

Total Arizona				12,627,965

California - 14.1%
Alameda, CA, Corridor Transportation Authority Revenue, Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	2,000,000	2,175,676
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	1,100,000	1,171,256	(c)(d)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2023 Quarterly Report	1

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	$1,500,000	$1,114,028	(b)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	2,250,000	2,293,930	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	7,499,595	(a)(b)
California State Public Finance Authority, Senior Living Revenue:
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/51	500,000	429,050
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/56	750,000	632,764
Enso Village Project, Green Bond, Series B-3, Refunding	2.125%	11/15/27	500,000	475,434	(b)
California State School Finance Authority, School Facilities Revenue:
KIPP LA Project, Series A	5.000%	7/1/34	600,000	609,540	(b)
KIPP LA Project, Series A	5.125%	7/1/44	750,000	755,220	(b)
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	2,955,000	2,954,969	(b)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	2,230,000	2,229,937	(b)
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Revenue, Senior Asset- Backed Bonds, Series A-1, Refunding	5.000%	6/1/51	1,350,000	1,414,164
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,140,000	2,152,681
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/45	2,250,000	2,204,371
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	7.000%	11/1/34	14,000,000	17,061,876
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No. 2003-1	5.500%	9/1/37	250,000	250,421
Community Facilities District No. 2003-1	5.750%	9/1/52	500,000	494,574

Total California				45,919,486

See Notes to Schedule of Investments.

2	Western Asset Municipal High Income Fund 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 3.2%
Arista Metropolitan District, CO, GO, Convertible Unlimited & Special Revenue, Series A, Refunding and Improvements	5.125%	12/1/48	$1,000,000	$934,494
Clear Creek Station Metropolitan District #2, CO, GO, Subordinated, Series B	7.375%	12/15/47	500,000	472,066
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	492,254
North Range, CO, Metropolitan District #2, GO:
Series A, Refunding	5.625%	12/1/37	500,000	505,647
Subordinated, Series B	7.750%	12/15/47	1,000,000	1,000,967
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,450,000	5,335,174
Village Metropolitan District, CO:
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	482,184
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/49	1,200,000	1,126,367

Total Colorado				10,349,153

Florida - 4.7%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/44	3,750,000	3,596,283	(a)
Senior Bonds, Series B	4.000%	9/1/49	1,500,000	1,395,685	(a)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/35	1,000,000	1,023,654
Mater Academy Projects, Series A	5.000%	6/15/40	1,000,000	1,007,343
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,200,000	1,212,239	(b)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	990,000	992,932	(b)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	2,000,000	2,057,942	(a)
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	1,500,000	1,603,678	(a)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	500,000	530,045
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	713,022

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2023 Quarterly Report	3

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	$250,000	$194,808
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,000,000	854,536
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	355,000	4	*(e)

Total Florida				15,182,171

Georgia - 1.2%
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	800,000	837,579
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	500,000	519,310
Plant Vogtle Units 3&4, Project P, Series B	5.000%	1/1/59	1,200,000	1,193,893
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	1,250,000	1,255,811

Total Georgia				3,806,593

Illinois - 13.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,016,305
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	500,000	513,701
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	102,861
Dedicated, Series H	5.000%	12/1/46	3,250,000	3,223,187
Series A	5.000%	12/1/35	2,000,000	2,073,586
Series D	5.000%	12/1/46	750,000	743,812
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	1,200,000	1,309,205
Series A, Refunding	5.000%	1/1/28	1,500,000	1,589,350
Series A, Refunding	6.000%	1/1/38	1,250,000	1,331,268
Series C, Refunding	5.000%	1/1/25	1,000,000	1,022,854
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	1,014,155	(a)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	1,011,034	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	4,000,000	4,075,496
Second Lien, Series A, Refunding	4.000%	12/1/55	300,000	273,061

See Notes to Schedule of Investments.

4	Western Asset Municipal High Income Fund 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	$3,250,000	$3,252,626	(a)
Illinois State Finance Authority Revenue, Franciscan Communities Inc, Series A	5.125%	5/15/43	2,360,000	2,295,155
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	720,000	768,545
Illinois State, GO:
Series 2016	5.000%	1/1/41	5,020,000	5,096,660
Series A	5.000%	3/1/46	1,000,000	1,050,135
Series A, Refunding	5.000%	10/1/29	2,900,000	3,149,707
Series A, Refunding	5.000%	10/1/30	1,475,000	1,599,926
Series D	5.000%	11/1/27	500,000	536,239
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,150,000	1,157,657
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	2,000,000	1,835,291
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	750,000	758,380
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	3,250,000	3,338,859

Total Illinois				44,139,055

Indiana - 0.9%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	1,250,000	1,006,243
Marion General Hospital, Series A	4.000%	7/1/45	500,000	486,492
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	500,000	500,813
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,019,651	(a)

Total Indiana				3,013,199

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2023 Quarterly Report	5

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Iowa - 1.0%
Iowa State Finance Authority Revenue:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	$1,800,000	$1,808,090	(c)(d)
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/50	1,300,000	1,292,242

Total Iowa				3,100,332

Kentucky - 0.6%
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	2,000,000	2,005,442	(c)(d)

Louisiana - 1.2%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	1,027,456
Provident Group, Flagship Properties, Series A	4.000%	7/1/44	1,000,000	932,005
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	452,734
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	1,000,000	941,295	(c)(d)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	750,000	709,821	(c)(d)

Total Louisiana				4,063,311

Maryland - 1.0%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	1,000,000	886,447
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	300,000	308,873	(a)
Seagirt Marine Terminal Project, Series A	5.000%	6/1/49	1,000,000	1,023,383	(a)
Maryland State Health & Higher EFA Revenue:
Frederick Health System, Refunding	4.000%	7/1/45	500,000	461,310
Frederick Health System, Refunding	4.000%	7/1/50	725,000	653,264

Total Maryland				3,333,277

Massachusetts - 1.3%
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability
Bonds, Series G, Refunding	5.250%	7/1/52	1,000,000	1,050,828
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	1,000,000	1,025,828
Wellforce Issue, Series A, Refunding	5.000%	7/1/38	1,000,000	1,012,058
Worcester Polytechnic Institute	4.000%	9/1/44	1,225,000	1,182,439

Total Massachusetts				4,271,153

See Notes to Schedule of Investments.

6	Western Asset Municipal High Income Fund 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 0.9%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	$750,000	$751,288
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	1,250,000	1,133,661
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	205,000	209,269
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	857,882	(a)

Total Michigan				2,952,100

Minnesota - 1.1%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinated, Series B, Refunding	5.000%	1/1/44	3,500,000	3,623,754	(a)

Missouri - 1.6%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services, Refunding	5.000%	2/1/44	2,450,000	2,253,837
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	3,000,000	3,002,135

Total Missouri				5,255,972

Nebraska - 1.0%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/42	3,160,000	3,295,022

Nevada - 1.0%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	1,295,000	1,274,703	(b)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	1,850,854	(b)

Total Nevada				3,125,557

New Jersey - 5.8%
New Jersey State EDA Revenue:
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	1,823,030
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	5.460%	3/1/28	10,000,000	9,999,702	(d)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	400,000	401,868	(a)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2023 Quarterly Report	7

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	$300,000	$317,958
New Jersey State Higher Education, Student Assistance Authority Revenue, Subordinated, Series B-1	5.000%	12/1/44	2,780,000	2,729,853	(a)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/43	500,000	531,938
Transportation Program, Series BB	5.000%	6/15/44	3,000,000	3,148,133

Total New Jersey				18,952,482

New Mexico - 0.2%
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	750,000	616,919

New York - 4.0%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	750,000	757,334	(b)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,000,000	1,087,533
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	473,093
Series A-2	5.000%	5/15/30	1,000,000	1,090,993	(c)(d)
Series B, Refunding	5.000%	11/15/37	500,000	513,505
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	750,000	694,546
New York State Liberty Development Corp., Liberty Revenue, 7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	1,800,000	1,390,662
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	2,000,000	1,907,783	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,100,000	1,102,292	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,200,000	1,192,272	(a)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 221	4.000%	7/15/45	1,500,000	1,424,021	(a)

See Notes to Schedule of Investments.

8	Western Asset Municipal High Income Fund 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Consolidated Series 221	4.000%	7/15/55	$500,000	$466,491	(a)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	1,000,000	942,303

Total New York				13,042,828

North Carolina - 0.5%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/51	1,600,000	1,617,461

North Dakota - 0.2%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	800,000	619,039

Ohio - 1.3%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	1,300,000	1,213,568
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	1,000,000	882,176	(a)(c)(d)
AMG Vanadium Project	5.000%	7/1/49	600,000	554,692	(a)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,627,011	(a)

Total Ohio				4,277,447

Oklahoma - 0.5%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	509,064
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	1,000,776

Total Oklahoma				1,509,840

Oregon - 0.3%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	1,250,000	1,125,984

Pennsylvania - 3.5%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	1,000,000	994,010
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/33	550,000	596,330

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2023 Quarterly Report	9

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax:
Series B, Refunding	4.000%	5/1/49	$500,000	$480,193
Series B, Refunding	4.750%	5/1/57	1,000,000	1,017,556
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	1,750,000	1,793,155
Pennsylvania State Economic Development Financing Authority Revenue, Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	5,000,000	5,183,762	(a)
Philadelphia, PA, Authority for IDR, Charter School Revenue, Philadelphia Performing Arts:
A String Theory Charter School Project, Refunding	5.000%	6/15/50	1,200,000	1,153,448

Total Pennsylvania				11,218,454

Puerto Rico - 5.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	2,600,000	2,511,397	(b)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	160,000	100,600
Restructured, Series A	5.000%	7/1/62	165,000	159,358
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	15,635	14,817
CAB, Restructured, Series A-1	0.000%	7/1/33	60,471	35,370
Restructured, Series A-1	5.250%	7/1/23	26,240	26,276
Restructured, Series A-1	5.375%	7/1/25	52,334	53,351
Restructured, Series A-1	5.625%	7/1/27	51,860	54,109
Restructured, Series A-1	5.625%	7/1/29	51,018	54,018
Restructured, Series A-1	5.750%	7/1/31	49,554	53,149
Restructured, Series A-1	4.000%	7/1/33	46,990	43,102
Restructured, Series A-1	4.000%	7/1/35	442,237	396,663
Restructured, Series A-1	4.000%	7/1/37	2,160,000	1,892,437
Restructured, Series A-1	4.000%	7/1/41	299,287	252,077
Restructured, Series A-1	4.000%	7/1/46	51,258	41,717
Subseries CW	0.000%	11/1/43	221,913	104,577	(d)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,420,000	1,001,100	*(e)
Series A	5.050%	7/1/42	215,000	151,575	*(e)

See Notes to Schedule of Investments.

10	Western Asset Municipal High Income Fund 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Series XX	5.250%	7/1/40	$2,130,000	$1,501,650	*(e)
Series ZZ, Refunding	—	7/1/18	350,000	244,125	*(f)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	760,000	630,167
CAB, Restructured, Series A-1	0.000%	7/1/46	3,460,000	945,441
Restructured, Series A-1	4.550%	7/1/40	130,000	124,504
Restructured, Series A-1	4.750%	7/1/53	5,275,000	4,945,661
Restructured, Series A-1	5.000%	7/1/58	1,145,000	1,105,615
Restructured, Series A-2	4.329%	7/1/40	720,000	671,261

Total Puerto Rico				17,114,117

Rhode Island - 0.0%††
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	176,400	*(e)

South Carolina - 0.3%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	1,000,000	987,298

Tennessee - 0.7%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	1,000,000	973,259
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	1,250,000	1,250,449	(c)(d)

Total Tennessee				2,223,708

Texas - 12.3%
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	750,000	783,124	(a)
Series B	5.000%	11/15/44	1,250,000	1,300,173	(a)
Central Texas Regional Mobility Authority Revenue:
CAB	0.000%	1/1/36	2,800,000	1,679,596
CAB	0.000%	1/1/38	2,000,000	1,051,426
CAB	0.000%	1/1/40	2,200,000	1,024,387
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	1,988,562	(a)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.500%	7/15/30	6,500,000	6,518,654	(a)
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.625%	7/15/38	5,000,000	5,014,350	(a)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2023 Quarterly Report	11

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	$1,000,000	$867,761	(a)
Special Facilities, United Airlines Terminal Improvement Projects, Refunding	5.000%	7/15/35	7,500,000	7,495,349	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	1,250,000	1,217,174	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	110,000	114,826	(a)
Series 2017	5.000%	11/1/36	110,000	113,487	(a)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, Westminster Manor Project	4.000%	11/1/49	1,200,000	886,057
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	500,000	502,386
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	900,000	674,035
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	250,000	146,286	(a)(b)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,000,000	1,010,048
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,171,275
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	3,585,000	3,745,995
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	1,500,000	1,500,842	(a)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	515,000	499,597
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	245,000	217,758

See Notes to Schedule of Investments.

12	Western Asset Municipal High Income Fund 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	$400,000	$292,000	*(b)(e)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	7,500	*(e)

Total Texas				39,822,648

Utah - 1.0%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	366,287
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/44	625,000	645,132
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	764,153
Utah State Infrastructure Agency Telecommunication Revenue:
Series 2021	4.000%	10/15/41	500,000	419,998
Series A	5.375%	10/15/40	1,150,000	1,161,970

Total Utah				3,357,540

Virginia - 0.4%
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	500,000	538,308
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	750,000	756,582	(a)

Total Virginia				1,294,890

Washington - 0.4%
Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	1,250,000	1,176,594

Wisconsin - 2.0%
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	300,000	293,345
Public Finance Authority, WI, Student Housing Revenue:
Beyond Boone LLC, Appalachian State University Project, AGM	4.000%	7/1/50	700,000	645,379

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2023 Quarterly Report	13

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	$2,470,000	$2,554,893
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	790,000	602,728	(b)
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	500,000	546,815
Rogers Memorial Hospital Inc., Series A, Refunding	5.000%	7/1/44	200,000	205,944
Rogers Memorial Hospital Inc., Series A, Refunding	5.000%	7/1/49	1,000,000	1,025,659
Rogers Memorial Hospital Inc., Series B, Refunding	5.000%	7/1/38	500,000	519,922

Total Wisconsin				6,394,685

TOTAL MUNICIPAL BONDS (Cost - $319,311,950)				314,543,368

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(g) - 2.5%
New York - 2.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	3,055,000	3,418,542
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A	4.000%	3/15/45	4,755,000	4,694,792

TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (Cost - $8,034,849)				8,113,334

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $327,346,799)				322,656,702

SHORT-TERM INVESTMENTS - 0.4%
MUNICIPAL BONDS - 0.4%
New Jersey - 0.0%††
New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health Inc., Series B, LOC - JPMorgan Chase & Co.	2.850%	7/1/43	100,000	100,000	(h)(i)

New York - 0.3%
New York City, NY, GO:
Subseries D-4, LOC - TD Bank N.A.	3.750%	8/1/40	100,000	100,000	(h)(i)

See Notes to Schedule of Investments.

14	Western Asset Municipal High Income Fund 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Subseries I-4, Refunding, LOC - TD Bank N.A.	3.750%	4/1/36	$600,000	$600,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	3.700%	6/15/33	200,000	200,000	(h)(i)

Total New York				900,000

Pennsylvania - 0.1%
Pennsylvania State Turnpike Commission Revenue, Series 2020, Refunding, LOC - TD Bank N.A.	3.950%	12/1/39	200,000	200,000	(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,200,000)				1,200,000

TOTAL INVESTMENTS - 99.8% (Cost - $328,546,799)				323,856,702

TOB Floating Rate Notes - (1.4)%				(4,415,000)
Other Assets in Excess of Other Liabilities - 1.6%				5,004,716

TOTAL NET ASSETS - 100.0%				$324,446,418

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of April 30, 2023.

(f)	The maturity principal is currently in default as of April 30, 2023.

(g)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2023 Quarterly Report	15

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2023

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset Municipal High Income Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies

17

Notes to Schedule of Investments (unaudited) (cont’d)

include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

18

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$314,543,368	—	$314,543,368
Municipal Bonds Deposited in Tender Option Bond Trust	—	8,113,334	—	8,113,334

Total Long-Term Investments	—	322,656,702	—	322,656,702

Short-Term Investments†	—	1,200,000	—	1,200,000

Total Investments	—	$323,856,702	—	$323,856,702

†	See Schedule of Investments for additional detailed categorizations.

19